Leases (Details) - Schedule of lease expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease expense [Abstract]
Operating lease	$ 1,223	$ 1,325
Short-term lease	6	79
Total lease expense	$ 1,229	$ 1,404